EQUITY COMPENSATION PLANS - Stock Options (Details) - Stock Options - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock incentive and option plans
Stock option expiration period	10 years
Stock option vesting period	3 years
SHARES
Outstanding, beginning of year (in shares)	10,516,633	11,380,013	11,910,501
Granted (in shares)	879,862	1,202,314	1,491,893
Exercised (in shares)	(2,270,374)	(1,942,192)	(1,951,920)
Canceled (in shares)	(83,801)	(123,502)	(70,461)
Outstanding, end of year (in shares)	9,042,320	10,516,633	11,380,013
Exercisable, end of year (in shares)	7,048,422	7,993,297	8,371,809
Vested and expected to vest, end of year (in shares)	8,923,240
AVERAGE PRICE PER SHARE
Outstanding, beginning of year (in dollars per share)	$ 108.28	$ 95.76	$ 84.22
Granted (in dollars per share)	184.31	158.23	136.87
Exercised (in dollars per share)	82.93	64.63	56.00
Canceled (in dollars per share)	143.08	127.02	116.44
Outstanding, end of year (in dollars per share)	108.28	108.28	95.76
Exercisable, end of year (in dollars per share)	109.34	$ 97.13	$ 84.40
Vested and expected to vest, end of year (in dollars per shares)	$ 121.14
Total intrinsic value of options exercised during period	$ 227	$ 161	$ 142
Total aggregate intrinsic value of in-the-money options outstanding	$ 636
Weighted-average remaining contractual life of options outstanding	6 years 3 months 18 days
Total aggregate intrinsic value of in-the-money options exercisable	$ 583
Weighted-average remaining contractual life of options exercisable	5 years 6 months
Aggregate intrinsic value of vested and expected to vest options outstanding	$ 633
Weighted-average remaining contractual life of vested and expected to vest options outstanding	6 years 2 months 12 days